Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Current assets:
Cash and cash equivalents	$ 8,705	$ 9,135
Receivables, net	5,624	6,778
Inventories	44,469	45,141
Prepaid expenses and other	1,441	2,224
Total current assets	60,239	63,278
Property and equipment:
Property and equipment	176,958	177,395
Less accumulated depreciation	(66,787)	(63,115)
Property and equipment, net	110,171	114,280
Property under capital lease and financing obligations:
Property under capital lease and financing obligations	11,096	5,239
Less accumulated amortization	(4,751)	(2,864)
Property under capital lease and financing obligations, net	6,345	2,375
Goodwill	16,695	18,102
Other assets and deferred charges	6,131	5,455
Total assets	199,581	203,490
Current liabilities:
Short-term borrowings	2,708	1,592
Accounts payable	38,487	38,410
Accrued liabilities	19,607	19,152
Accrued income taxes	521	1,021
Long-term debt due within one year	2,745	4,791
Capital lease and financing obligations due within one year	551	287
Total current liabilities	64,619	65,253
Long-term debt	38,214	40,889
Long-term capital lease and financing obligations	5,816	2,606
Deferred income taxes and other	$ 7,321	$ 8,805
Commitments and contingencies
Equity:
Common stock	$ 317	$ 323
Capital in excess of par value	1,805	2,462
Retained earnings	90,021	85,777
Accumulated other comprehensive income (loss)	(11,597)	(7,168)
Total Walmart shareholders' equity	80,546	81,394
Nonredeemable noncontrolling interest	3,065	4,543
Total equity	83,611	85,937
Total liabilities and equity	$ 199,581	$ 203,490